Business Combinations - Additional Information (Detail) - ARS ($) $ in Thousands	Oct. 01, 2021	Dec. 31, 2022	Oct. 15, 2021
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary	24.99%
Fintech SGR [Member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary	24.99%
Cash transferred			$ 33,488
Goodwill recognised as of acquisition date		$ 44,460